Convertible debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible debentures (Details)
Proceeds from Convertible Debentures	$ 1,000,000
Number of Convertible Debentures Issued	1,000
Issue Price	$ 1,000
Interest rate	1.25%
Initial fair value of the warrants	$ 245,147	$ 280,000
Value of conversion option	320,000
Fair value of warrants	$ 280,000
Conversion price (CAD)	$ 6.25	$ 6.25
Exercise price	$ 7.00
Gain on change in fair value	$ 40,000